TRADE RECEIVABLES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
TRADE RECEIVABLES AND OTHER RECEIVABLES
TRADE RECEIVABLES AND OTHER RECEIVABLES

24.TRADE RECEIVABLES AND OTHER RECEIVABLES

in € thousand	12/31/2024	12/31/2023
Trade receivables	24,704	40,626
Receivables from equity investees	4,207	1,599
Receivables from shareholder	4,711	—
Other receivables	4,599	4,807
Total trade and other receivables	38,221	47,032

Trade receivables have a residual term of less than one year. Receivables from equity investees refer to SCHMID Avaco Korea, Co. Ltd and SCHMID Energy Systems GmbH.

Consistent with the prior year, other receivables include also a receivable from Christian Schmid related to the Silicon bonus payment of €4,700 thousand.

In March 2023, a Stock Purchase Agreement (hereinafter referred to as “SPA”) was entered into to sell SCHMID Silicon Technology Holding GmbH and subsidiaries (hereinafter referred to as “the Silicon Group”) to the Group 14 Technologies Group. Receivables from the Silicon Group which had been impaired in 2017 by SCHMID became recoverable in 2023 as a result of the SPA resulting in an impairment reversal of €21,375 thousand.

The main driver for the decrease in the other receivables in 2023 is the repayment of a shareholder loan receivable (remaining balance as of December 31, 2023: €107 thousand).